UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 21.6%
	Energy – 17.1%
$18,100,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$18,552,500
	Kinder Morgan, Inc.
1,500,000	7.800%, 8/1/2031	1,900,746
1,575,000	7.750%, 1/15/2032	2,005,142
6,962,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	7,170,860
15,450,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	18,926,250
10,350,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	10,518,187
4,950,000	ONEOK, Inc. 7.500%, 9/1/2023[1]	5,783,011
25,375,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	26,263,125
7,000,000	QEP Resources, Inc. 5.625%, 3/1/2026[1]	6,886,250
1,500,000	Rockies Express Pipeline LLC 6.875%, 4/15/2040[2]	1,758,750
	Rose Rock Midstream LP / Rose Rock Finance Corp.
2,900,000	5.625%, 7/15/2022[1]	2,871,000
7,440,000	5.625%, 11/15/2023[1]	7,198,200
	SemGroup Corp.
7,900,000	7.250%, 3/15/2026[1,2]	8,077,750
6,625,000	7.250%, 3/15/2026[1]	6,774,063
8,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	9,365,531
15,750,000	Williams Cos., Inc. 8.750%, 3/15/2032	20,711,250
		154,762,615
	Industrial – 0.5%
4,200,000	Teekay Corp. 8.500%, 1/15/2020[3]	4,368,000

	Utilities – 4.0%
	NRG Energy, Inc.
1,475,000	6.250%, 7/15/2022[1]	1,522,937
14,350,000	7.250%, 5/15/2026[1]	15,317,190
19,000,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	19,000,000
		35,840,127
	Total Corporate Bonds (Cost $188,766,942)	194,970,742

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 45.6%
	Energy – 44.8%
174,815	Antero Midstream GP LP	$3,234,077
2,316,288	Enbridge Energy Management LLC	27,285,875
1,267,628	Enbridge, Inc.[3]	40,335,923
2,842,401	EnLink Midstream LLC	41,783,295
395,590	EQT Corp.	19,902,133
2,636,618	Kinder Morgan, Inc.	42,713,212
214,837	NextEra Energy Partners LP	8,430,204
1,042,244	ONEOK, Inc.	58,709,604
342,480	Pattern Energy Group, Inc. - Class A	6,359,854
1,366,085	Plains GP Holdings LP - Class A*	28,414,568
1,954,702	Tallgrass Energy GP LP - Class A	39,387,245
975,569	Targa Resources Corp.	43,559,156
1,629,217	Williams Cos., Inc.	45,227,064
		405,342,210
	Utilities – 0.8%
446,107	NRG Yield, Inc. - Class C	6,981,575

	Total Common Stocks (Cost $462,857,333)	412,323,785

	Master Limited Partnerships – 23.4%
	Energy – 23.0%
657,180	Buckeye Partners LP	29,441,664
1,708,377	DCP Midstream LP	61,228,232
1,683,175	Enable Midstream Partners LP	23,328,805
1,448,475	Energy Transfer Partners LP	26,376,730
1,523,060	MPLX LP	52,591,262
301,930	TC PipeLines LP	14,833,821
		207,800,514
	Industrial – 0.4%
382,435	USD Partners LP	4,321,515

	Total Master Limited Partnerships (Cost $207,798,579)	212,122,029

	Preferred Stocks – 4.4%

	Energy – 4.4%
1,228,260	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	39,807,907

	Total Preferred Stocks (Cost $42,854,864)	39,807,907

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 2.9%
26,198,686	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.24%[5]	$26,198,686

	Total Short-Term Investments (Cost $26,198,686)	26,198,686

	Total Investments – 97.9% (Cost $928,476,404)	885,423,149
	Other Assets in Excess of Liabilities – 2.1%	18,625,768

	Total Net Assets – 100.0%	$904,048,917

LLC – Limited Liability Company

LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $73,486,110 which represents 8.13% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 21.6%
	Energy – 17.2%
$7,050,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	$7,226,250
	Kinder Morgan, Inc.
700,000	7.800%, 8/1/2031	887,015
725,000	7.750%, 1/15/2032	923,002
2,425,000	Midcontinent Express Pipeline LLC 6.700%, 9/15/2019[2]	2,497,750
5,750,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	7,043,750
4,097,000	Niska Gas Storage Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 4/1/2019[1,3]	4,163,576
10,075,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	10,427,625
4,000,000	QEP Resources, Inc. 5.625%, 3/1/2026[1]	3,935,000
700,000	Rockies Express Pipeline LLC 6.875%, 4/15/2040[2]	820,750
	Rose Rock Midstream LP / Rose Rock Finance Corp.
1,450,000	5.625%, 7/15/2022[1]	1,435,500
2,710,000	5.625%, 11/15/2023[1]	2,621,925
	SemGroup Corp.
3,100,000	7.250%, 3/15/2026[1,2]	3,169,750
1,250,000	7.250%, 3/15/2026[1]	1,278,125
3,075,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.750%, 3/15/2024[1]	3,263,344
5,475,000	Williams Cos., Inc. 8.750%, 3/15/2032	7,199,625
		56,892,987
	Industrial – 0.4%
1,300,000	Teekay Corp. 8.500%, 1/15/2020[3]	1,352,000

	Utilities – 4.0%
	NRG Energy, Inc.
525,000	6.250%, 7/15/2022[1]	542,062
5,150,000	7.250%, 5/15/2026[1]	5,497,110
7,000,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	7,000,000
		13,039,172
	Total Corporate Bonds (Cost $69,608,463)	71,284,159

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 46.0%
	Energy – 45.2%
64,440	Antero Midstream GP LP	$1,192,140
853,830	Enbridge Energy Management LLC	10,058,120
465,545	Enbridge, Inc.[3]	14,813,642
1,047,762	EnLink Midstream LLC	15,402,101
145,820	EQT Corp.	7,336,204
971,910	Kinder Morgan, Inc.	15,744,942
79,223	NextEra Energy Partners LP	3,108,711
384,191	ONEOK, Inc.	21,641,479
126,056	Pattern Energy Group, Inc. - Class A	2,340,860
503,565	Plains GP Holdings LP - Class A	10,474,152
722,886	Tallgrass Energy GP LP - Class A	14,566,153
359,616	Targa Resources Corp.	16,056,855
600,561	Williams Cos., Inc.	16,671,573
		149,406,932
	Utilities – 0.8%
164,457	NRG Yield, Inc. - Class C	2,573,752

	Total Common Stocks (Cost $191,085,811)	151,980,684

	Master Limited Partnerships – 23.7%
	Energy – 23.2%
242,249	Buckeye Partners LP	10,852,755
629,743	DCP Midstream LP	22,569,989
620,449	Enable Midstream Partners LP	8,599,423
533,936	Energy Transfer Partners LP	9,722,975
561,429	MPLX LP	19,386,143
111,298	TC PipeLines LP	5,468,071
		76,599,356
	Industrial – 0.5%
136,274	USD Partners LP	1,539,896

	Total Master Limited Partnerships (Cost $77,565,406)	78,139,252

	Preferred Stocks – 4.4%
	Energy – 4.4%
452,140	Anadarko Petroleum Corp. 7.500%, 6/7/2018[4]	14,653,857

	Total Preferred Stocks (Cost $13,804,224)	14,653,857

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 3.8%
12,582,497	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.24%[5]	$12,582,497

	Total Short-Term Investments (Cost $12,582,497)	12,582,497

	Total Investments – 99.5% (Cost $364,646,401)	328,640,449
	Other Assets in Excess of Liabilities – 0.5%	1,809,238

	Total Net Assets – 100.0%	$330,449,687

LLC – Limited Liability Company

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,758,250 which represents 8.4% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 70.7%
	Energy – 66.6%
41,055	Antero Midstream GP LP	$759,518
23,210	Enbridge Energy Management LLC	273,412
30,353	Enbridge, Inc.[1]	965,832
68,450	EnLink Midstream LLC	1,006,215
13,575	EQT Corp.	682,958
41,243	Kinder Morgan, Inc.	668,137
17,343	NextEra Energy Partners LP	680,539
20,115	ONEOK, Inc.	1,133,078
33,687	Pattern Energy Group, Inc. - Class A	625,568
30,548	Tallgrass Energy GP LP - Class A	615,542
20,737	Targa Resources Corp.	925,907
12,465	TransCanada Corp.[1]	538,737
33,566	Williams Cos., Inc.	931,792
		9,807,235
	Utilities – 4.1%
39,029	NRG Yield, Inc. - Class C	610,804

	Total Common Stocks (Cost $10,051,679)	10,418,039

	Master Limited Partnerships – 24.9%
	Energy – 20.7%
15,674	Andeavor Logistics LP	728,528
6,158	Buckeye Partners LP	275,878
14,612	DCP Midstream LP	523,694
31,448	Enable Midstream Partners LP	435,869
27,046	EnLink Midstream Partners LP	394,872
20,036	MPLX LP	691,843
		3,050,684
	Utilities – 4.2%
16,815	Western Gas Equity Partners LP	612,066

	Total Master Limited Partnerships (Cost $3,151,360)	3,662,750

	Short-Term Investments – 4.3%
629,464	Fidelity Institutional Money Market - Treasury Only Portfolio, 1.24%[2]	629,464

	Total Short-Term Investments (Cost $629,464)	629,464

Advisory Research MLP & Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Value

Total Investments – 99.9% (Cost $13,832,503)	$14,710,253
Other Assets in Excess of Liabilities – 0.1%	16,310

Total Net Assets – 100.0%	$14,726,563

LLC – Limited Liability Company

LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

The Advisory Research MLP & Energy Income Fund (the “Energy Income Fund”), Advisory Research MLP & Energy Infrastructure Fund (the “Energy Infrastructure Fund”) and Advisory Research MLP & Equity Fund (the “Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The Energy Infrastructure Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers one class of shares, Class I. Class I shares commenced investment operations on September 9, 2010.

The Equity Fund primarily seeks total return. The Fund offers three classes of shares, Class A, Class C and Class I. All three share classes commenced investment operations on August 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

(b) Master Limited Partnerships

A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of each Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of each Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates

Distributions received from each Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 28, 2018, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Short Sales

Short sales are transactions under which each Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Energy Income Fund	Energy Infrastructure Fund	Equity Fund
Cost of investments	$894,342,717	$352,355,171	$13,275,090

Gross unrealized appreciation	$92,293,575	$25,885,472	$2,786,128
Gross unrealized depreciation	(101,213,143)	(49,600,194)	(1,350,965)

Net unrealized appreciation/(depreciation) on investments	$(8,919,568)	$(23,714,722)	$1,435,163

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets carried at fair value:

Energy Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$154,762,615	$-	$154,762,615
Industrial	-	4,368,000	-	4,368,000
Utilities	-	35,840,127	-	35,840,127
Common Stocks
Energy	405,342,210	-	-	405,342,210
Utilities	6,981,575	-	-	6,981,575
Master Limited Partnerships
Energy	207,800,514	-	-	207,800,514
Industrial	4,321,515	-	-	4,321,515
Preferred Stocks
Energy	39,807,907	-	-	39,807,907
Short-Term Investments	26,198,686	-	-	26,198,686
Total Investments	$690,452,407	$194,970,742	$-	$885,423,149

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Energy Infrastructure Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$56,892,987	$-	$56,892,987
Industrials	-	1,352,000	-	1,352,000
Utilities	-	13,039,172	-	13,039,172
Common Stocks
Energy	149,406,932	-	-	149,406,932
Utilities	2,573,752	-	-	2,573,752
Master Limited Partnerships
Energy	76,599,356	-	-	76,599,356
Industrial	1,539,896	-	-	1,539,896
Preferred Stocks
Energy	14,653,857	-	-	14,653,857
Short-Term Investments	12,582,497	-	-	12,582,497
Total Investments	$257,356,290	$71,284,159	$-	$328,640,449

*	The Fund did not hold any Level 3 securities at period end.

Equity Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$10,418,039	$-	$-	$10,418,039
Master Limited Partnerships*	3,662,750	-	-	3,662,750
Short-Term Investments	629,464	-	-	629,464
Total Investments	$14,710,253	$-	$-	$14,710,253

*	All common stocks and master limited partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/30/18